Stock-Based Compensation - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2003 shares	Apr. 27, 2019 USD ($) CompensationPlan shares	Apr. 28, 2018 USD ($) shares	Apr. 29, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active share-based incentive plans | CompensationPlan		1
Shares of common stock available for future grants | shares		5,347,000
Stock options granted | shares		0	0	0
Stock option exercised during period | shares				31,000
Total intrinsic value of options exercised		$ 0	$ 0	$ 99
Stock-based compensation expense		3,975	6,865	6,299
Selling and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		3,975	6,865	6,299
Leonard Riggio, Company's Executive Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercised during period | shares	1,318,750
Shares issued during period for stock options exercised | shares	606,277
Shares held in Rabbi trust | shares	712,473
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		473
Total fair value of shares that vested		$ 789	548	680
Unrecognized compensation expense, weighted average period		5 months 12 days
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		$ 3,769
Total fair value of shares that vested		$ 1,878	1,694	6,612
Unrecognized compensation expense, weighted average period		1 year 10 months 13 days
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		3 years
Total unrecognized compensation expense		$ 2,516
Total fair value of shares that vested		$ 369	$ 0	$ 0
Unrecognized compensation expense, weighted average period		1 year 6 months 14 days
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold		50.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold		150.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Contractual term		10 years
Total unrecognized compensation expense		$ 0
2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for future grants | shares		5,347,176